Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2019		$ 30,926	$ (1,196)	$ (34,813)	$ (5,083)
Beginning Balance (in shares) at Dec. 31, 2019	2,183,885
Issuance of common shares due to exercise of stock-options (in shares)					0
Foreign currency translation adjustment			(284)		$ (284)
Net loss				(23,133)	(23,133)
Issuance of common stock		4,592			4,592
Issuance of common stock (in shares)	2,548,877
Conversion of notes and interest	$ 1	25,758			25,759
Conversion of notes and interest (in shares)	8,895,125
Ending Balance at Dec. 31, 2020	$ 1	61,276	(1,480)	(57,946)	1,851
Ending Balance (in shares) at Dec. 31, 2020	13,627,887
Issuance of common shares due to exercise of stock-options	$ 1	19			20
Issuance of common shares due to exercise of stock-options (in shares)	1,404,813
Stock-based compensation expense		6,020			6,020
Repurchase of common stock (in shares)	(2,307,700)
Effect of reverse capitalization (in shares)	2,500,000
Issuance of common shares to vendor		99			99
Issuance of common shares to vendor (in shares)	50,000
Issuance of common stock and warrants in private placement	$ 1	24,637			24,638
Issuance of common stock and warrants in private placement (in shares)	10,162,000
Issuance costs related to common stock and warrants in private placement		(2,454)			(2,454)
Foreign currency translation adjustment			17		17
Net loss				(9,366)	(9,366)
Ending Balance at Mar. 31, 2021	$ 3	89,597	(1,463)	(67,312)	20,825
Ending Balance (in shares) at Mar. 31, 2021	25,437,000
Beginning Balance at Dec. 31, 2020	$ 1	61,276	(1,480)	(57,946)	1,851
Beginning Balance (in shares) at Dec. 31, 2020	13,627,887
Issuance costs related to common stock and warrants in private placement					(2,454)
Foreign currency translation adjustment					33
Net loss					(11,767)
Ending Balance at Jun. 30, 2021	$ 3	89,722	(1,448)	(69,713)	18,564
Ending Balance (in shares) at Jun. 30, 2021	25,462,000
Beginning Balance at Dec. 31, 2020	$ 1	61,276	(1,480)	(57,946)	1,851
Beginning Balance (in shares) at Dec. 31, 2020	13,627,887
Issuance of common shares due to exercise of stock-options	$ 1	19			$ 20
Issuance of common shares due to exercise of stock-options (in shares)	1,424,622				1,424,622
Stock-based compensation expense		6,196			$ 6,196
Repurchase of common stock (in shares)	(2,307,700)
Effect of reverse capitalization (in shares)	2,500,000
Issuance of common shares to vendor		280			280
Issuance of common shares to vendor (in shares)	147,500
Issuance of common stock and warrants in private placement	$ 1	24,637			24,638
Issuance of common stock and warrants in private placement (in shares)	10,162,000
Issuance costs related to common stock and warrants in private placement		(2,454)			(2,454)
Foreign currency translation adjustment			117		117
Net loss				(17,126)	(17,126)
Ending Balance at Dec. 31, 2021	$ 3	89,954	(1,363)	(75,072)	13,522
Ending Balance (in shares) at Dec. 31, 2021	25,554,309
Beginning Balance at Mar. 31, 2021	$ 3	89,597	(1,463)	(67,312)	20,825
Beginning Balance (in shares) at Mar. 31, 2021	25,437,000
Stock-based compensation expense		75			75
Issuance of common shares to vendor		50			50
Issuance of common shares to vendor (in shares)	25,000
Foreign currency translation adjustment			15		15
Net loss				(2,401)	(2,401)
Ending Balance at Jun. 30, 2021	$ 3	89,722	(1,448)	(69,713)	18,564
Ending Balance (in shares) at Jun. 30, 2021	25,462,000
Beginning Balance at Dec. 31, 2021	$ 3	89,954	(1,363)	(75,072)	13,522
Beginning Balance (in shares) at Dec. 31, 2021	25,554,309
Stock-based compensation expense		98			98
Issuance of common shares to vendor		43			43
Issuance of common shares to vendor (in shares)	12,500
Issuance of common stock in private placement		2,000			2,000
Issuance of common stock in private placement (in shares)	1,000,000
Issuance costs related to common stock and warrants in private placement		(160)			(160)
Foreign currency translation adjustment			156		156
Net loss				(2,762)	(2,762)
Ending Balance at Mar. 31, 2022	$ 3	91,935	(1,207)	(77,834)	12,897
Ending Balance (in shares) at Mar. 31, 2022	26,566,809
Beginning Balance at Dec. 31, 2021	$ 3	89,954	(1,363)	(75,072)	13,522
Beginning Balance (in shares) at Dec. 31, 2021	25,554,309
Issuance costs related to common stock and warrants in private placement					(170)
Foreign currency translation adjustment					878
Net loss					(6,463)
Ending Balance at Jun. 30, 2022	$ 3	92,612	(485)	(81,535)	10,595
Ending Balance (in shares) at Jun. 30, 2022	26,949,282
Beginning Balance at Mar. 31, 2022	$ 3	91,935	(1,207)	(77,834)	12,897
Beginning Balance (in shares) at Mar. 31, 2022	26,566,809
Stock-based compensation expense		97			97
Issuance of common shares to vendor		590			590
Issuance of common shares to vendor (in shares)	382,473
Issuance costs related to common stock and warrants in private placement		(10)			(10)
Foreign currency translation adjustment			722		722
Net loss				(3,701)	(3,701)
Ending Balance at Jun. 30, 2022	$ 3	$ 92,612	$ (485)	$ (81,535)	$ 10,595
Ending Balance (in shares) at Jun. 30, 2022	26,949,282